Hedge Fund Guided Portfolio Solution
900 North Michigan Avenue
Suite 1100
Chicago, Illinois 60611
December 6, 2018
VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-4720
Attn: David L. Orlic

Re:	Hedge Fund Guided Portfolio Solution
(File Nos. 333-224465 and 811-23347)
Post-Effective Amendment No. 2; Amendment No. 5 to Registration Statement on Form N-2

Dear Mr. Orlic:

On December 6, 2018, Hedge Fund Guided Portfolio Solution (the “Fund”) filed the above-captioned registration statement on Form N-2, as amended (the “Registration Statement”).  The Fund hereby requests acceleration of the effectiveness of the Registration Statement for 12:00 PM Eastern Time on December 10, 2018, or as soon thereafter as possible.

In support of its request for acceleration, the Fund acknowledges that:
1.          The Fund is responsible for the accuracy and adequacy of the disclosures in the filing;

2.          Should the Commission or the staff acting pursuant to delegated authority declare the Registration Statement effective, such action does not foreclose any action by the Commission with respect to the filing;

3.          The action of the Commission or the staff acting pursuant to delegated authority in declaring the filing effective does not relieve the Fund of responsibility for the adequacy and accuracy of the filing; and

4.          The Fund will not assert the staff's acceleration of effectiveness of the filing as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws.

Very Truly Yours,

Hedge Fund Guided Portfolio Solution

By: /s/ Scott J. Lederman
Name: Scott J. Lederman
Title:	Trustee, Chief Executive Officer and
President

GRV Securities LLC
900 North Michigan Avenue
Suite 1100
Chicago, Illinois 60611

December 6, 2018

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-4720
Attn: David L. Orlic

Re:	Hedge Fund Guided Portfolio Solution (the “Fund”)
(File Nos. 333-224465 and 811-23347)
Post-Effective Amendment No. 2; Amendment No. 5 to Registration Statement on Form N-2

Dear Mr. Orlic:

The undersigned, as distributor of the above-captioned Fund, hereby joins in the request of the Fund that the effectiveness of the Registration Statement on Form N-2, as amended, be accelerated to 12:00 PM Eastern Time on December 10, 2018, or as soon thereafter as possible.

GRV Securities LLC

By: /s/ Gareth Grossnickle
Name: Gareth Grossnickle
Title: Chief Compliance Officer